Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 96,342
2023	35,330
2024	26,363
2025	26,363
2026 and thereafter	26,363
Total lease payments	210,761
Less: imputed interest	(9,202)
Present value of lease liabilities	$ 201,559